Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Demand non-interest bearing
Domestic	$ 2,758,768	$ 2,609,932
Foreign	696,072	633,323
Total demand non-interest bearing	3,454,840	3,243,255
Savings and interest bearing demand
Domestic	2,531,854	2,615,143
Foreign	736,383	629,988
Total savings and interest bearing demand	3,268,237	3,245,131
$100,000 or more
Time, certificate of deposit	1,398,381
Less than $100,000
Domestic	323,377	354,998
Foreign	251,710	255,621
Total time, certificates of deposit	1,973,468	2,056,506
Total deposits	8,696,545	8,544,892
Savings and interest bearing demand
Domestic	11,029	5,453	$ 3,922
Foreign	1,735	755	640
Total savings and interest bearing demand	12,764	6,208	4,562
$100,000 or more
Domestic	4,741	3,644	3,881
Foreign	5,798	4,105	3,929
Less than $100,000
Domestic	1,589	1,312	1,447
Foreign	968	675	706
Total time, certificates of deposit	13,096	9,736	9,963
Total interest expense on deposits	25,860	15,944	$ 14,525
Domestic
$100,000 or more
Time, certificate of deposit	590,895	637,006
Foreign
$100,000 or more
Time, certificate of deposit	$ 807,486	$ 808,881